Inventories (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Write-offs	$ 93,767	$ 154,810	$ 154,810	$ 189,120
Stock obsolescence amount	$ 525,460		$ 123,342	$ 305,372